Document and Entity Information	15 Months Ended
Oct. 31, 2012
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Oct. 31, 2012
Trading Symbol	iftv
Entity Registrant Name	INFITECH VENTURES INC
Entity Central Index Key	0001129096
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY